Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Schedule of Useful Lives of Assets Estimated by Asset Category
Depreciation is recognized on a straight-line basis over the useful lives of the assets estimated by asset category, as follows:

Asset	Useful Life
Buildings	15 to 40 years
Computer equipment	2 to 8 years
Furniture and fixtures	3 to 15 years
Other equipment	5 to 15 years

Leasehold improvements	Lesser of the remaining lease term and the remaining useful life of the asset